Contracted concessional, PP&E and other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	$ 7,483,259
Total, end of period	7,204,267	$ 7,483,259
Impairment provision based on expected credit losses on contracted concessional financial assets	(13,000)	7,000
Cost [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	10,862,982	11,019,135
Additions	82,807	117,292
Subtractions	(6,131)	(10,561)
Business combinations (Note 5)	6,051	74,995
Currency translation differences	115,071	(285,312)
Reclassification and other movements	(31,573)	(52,567)
Total, end of period	11,029,207	10,862,982
Total net book value		(3,379,723)
Cost [Member] | Financial Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	818,170	874,525
Additions	0	0
Subtractions	0	0
Business combinations (Note 5)	0	0
Currency translation differences	5,025	1,760
Reclassification and other movements	(38,016)	(58,115)
Total, end of period	785,179	818,170
Total net book value		(69,557)
Cost [Member] | Financial Assets Under IFRS 16 Lessor [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	2,787	2,843
Additions	0	0
Subtractions	0	(57)
Business combinations (Note 5)	0	0
Currency translation differences	(132)	1
Reclassification and other movements	0	0
Total, end of period	2,655	2,787
Total net book value		0
Cost [Member] | Intangible Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	8,845,151	9,068,646
Additions	27,531	32,941
Subtractions	0	(499)
Business combinations (Note 5)	0	0
Currency translation differences	84,060	(258,735)
Reclassification and other movements	348	2,798
Total, end of period	8,957,090	8,845,151
Total net book value		(3,088,778)
Cost [Member] | Right Of Use Assets Under IFRS 16 (Lessee) And Intangible Assets Under IIAS 38 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	120,308	100,109
Additions	4,409	5,637
Subtractions	(644)	(1,510)
Business combinations (Note 5)	4,486	16,993
Currency translation differences	4,756	(4,446)
Reclassification and other movements	17,632	3,525
Total, end of period	150,947	120,308
Total net book value		(26,783)
Cost [Member] | Property, Plant And Equipment Under IAS 16 [Member] | Land [member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	137,767	137,037
Additions	62	3,532
Subtractions	0	0
Business combinations (Note 5)	0	0
Currency translation differences	1,515	(2,802)
Reclassification and other movements	0	0
Total, end of period	139,344	137,767
Total net book value		0
Cost [Member] | Property, Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	938,799	835,975
Additions	50,805	75,182
Subtractions	(5,487)	(8,495)
Business combinations (Note 5)	1,565	58,002
Currency translation differences	19,847	(21,090)
Reclassification and other movements	(11,537)	(775)
Total, end of period	993,992	938,799
Total net book value		(194,605)
Depreciation, Amortization and Impairment [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(3,379,723)	(2,997,567)
Additions	(412,395)	(414,240)
Impairment charges	(16,079)	(61,684)
Reversal of impairment	13,378	8,502
Currency translation differences	(37,327)	85,266
Reclassification and other movements	7,206
Total, end of period	(3,824,940)	(3,379,723)
Total net book value	7,204,267	7,483,259
Impairment loss on contracted concessional financial assets	(16,079)	(61,684)
Depreciation, Amortization and Impairment [Member] | Financial Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(69,557)	(62,889)
Additions	0	(6,560)
Impairment charges	0
Reversal of impairment	13,378	0
Currency translation differences	(199)	(108)
Reclassification and other movements	0
Total, end of period	(56,378)	(69,557)
Total net book value	728,801	748,613
Impairment loss on contracted concessional financial assets	0
Depreciation, Amortization and Impairment [Member] | Financial Assets Under IFRS 16 Lessor [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	0	0
Impairment charges	0
Reversal of impairment	0	0
Currency translation differences	0	0
Reclassification and other movements	0
Total, end of period	0	0
Total net book value	2,655	2,787
Impairment loss on contracted concessional financial assets	0
Depreciation, Amortization and Impairment [Member] | Intangible Assets Under IFRIC 12 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(3,088,778)	(2,769,345)
Additions	(358,602)	(357,401)
Impairment charges	0	(41,238)
Reversal of impairment	0	0
Currency translation differences	(32,084)	79,206
Reclassification and other movements	0
Total, end of period	(3,479,464)	(3,088,778)
Total net book value	5,477,626	5,756,373
Impairment loss on contracted concessional financial assets	0	(41,238)
Depreciation, Amortization and Impairment [Member] | Right Of Use Assets Under IFRS 16 (Lessee) And Intangible Assets Under IIAS 38 [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(26,783)	(21,578)
Additions	(11,869)	(6,865)
Impairment charges	0	0
Reversal of impairment	0	859
Currency translation differences	(533)	801
Reclassification and other movements	372
Total, end of period	(38,813)	(26,783)
Total net book value	112,134	93,525
Impairment loss on contracted concessional financial assets	0	0
Depreciation, Amortization and Impairment [Member] | Property, Plant And Equipment Under IAS 16 [Member] | Land [member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	0	0
Impairment charges	0	0
Reversal of impairment	0	0
Currency translation differences	0	0
Reclassification and other movements	0
Total, end of period	0	0
Total net book value	139,344	137,767
Impairment loss on contracted concessional financial assets	0	0
Depreciation, Amortization and Impairment [Member] | Property, Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(194,605)	(143,755)
Additions	(41,924)	(43,414)
Impairment charges	(16,079)	(20,446)
Reversal of impairment	0	7,643
Currency translation differences	(4,511)	5,367
Reclassification and other movements	6,834
Total, end of period	(250,285)	(194,605)
Total net book value	743,707	744,194
Impairment loss on contracted concessional financial assets	(16,079)	(20,446)
Solana [Member]
Movements of Contracted Concessional Assets [Abstract]
Impairment charges		41,000
Impairment loss on contracted concessional financial assets		41,000
Recoverable amount of contracted concessional financial assets value in use	$ 881,000
Chile PV1 and Chile PV2 [Member]
Movements of Contracted Concessional Assets [Abstract]
Assumed percentage decrease in generation	5.00%
Additional impairment loss with increase in discount rate	$ 3,000
Assumed basis point increase in discount rate	0.50%
Additional impairment loss with increase in discount rate	$ 2,000
Value of net assets	0
Chile PV1 [Member]
Movements of Contracted Concessional Assets [Abstract]
Impairment charges	16,000	8,000
Impairment loss on contracted concessional financial assets	16,000	8,000
Recoverable amount of contracted concessional financial assets value in use	$ 40,000	$ 58,000
Chile PV1 [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	7.70%	7.50%
Chile PV1 [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	8.70%	8.40%
Chile PV2 [Member]
Movements of Contracted Concessional Assets [Abstract]
Impairment charges	$ 0	$ 12,000
Impairment loss on contracted concessional financial assets	0	12,000
Recoverable amount of contracted concessional financial assets value in use	$ 22,000	$ 22,000
Chile PV2 [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	7.70%	7.50%
Chile PV2 [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	9.80%	8.30%